Investment - Schedule of Carrying Value of the Investment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Carrying Value of the Investment [Abstract]
Carrying amount, beginning of period	$ 391,217	$ 6,602,000
Carrying amount, end of period		391,217
Impairment loss	$ (391,217)	$ (6,210,783)